Related Party Transactions (Detail) In Thousands, unless otherwise specified	12 Months Ended											12 Months Ended																	1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Predecessor CNY	Dec. 31, 2013 Gaintech Co. Limited (Gaintech) USD ($)	Dec. 31, 2013 Gaintech Co. Limited (Gaintech) CNY	Dec. 31, 2013 MediaTek Inc USD ($)	Dec. 31, 2013 MediaTek Inc CNY	Dec. 31, 2013 Vogins Technology (Shanghai) Co., Ltd ("Vogins") USD ($)	Dec. 31, 2013 Vogins Technology (Shanghai) Co., Ltd ("Vogins") CNY	Dec. 31, 2013 Mr. Kuang Yixun and Mr. Hu Zhenning USD ($)	Dec. 31, 2013 Mr. Kuang Yixun and Mr. Hu Zhenning CNY	Dec. 31, 2011 Shenzhen Provider Technology Co Ltd Predecessor CNY	Dec. 31, 2011 Shenzhen Huazhongtianxun Technology Co Ltd Predecessor CNY	Dec. 31, 2011 Beijing Shidaixunda Technology Co Ltd Predecessor CNY	Dec. 31, 2013 VODone Limited USD ($)	Dec. 31, 2013 VODone Limited CNY	Dec. 31, 2012 VODone Limited CNY	Dec. 31, 2011 VODone Limited CNY	Dec. 31, 2011 Bright Way Technology Limited CNY	Dec. 31, 2013 Related Mobile Phone Service Vogins Technology (Shanghai) Co., Ltd ("Vogins") USD ($)	Dec. 31, 2013 Related Mobile Phone Service Vogins Technology (Shanghai) Co., Ltd ("Vogins") CNY	Dec. 31, 2011 Technical Support Services CNY	Dec. 31, 2013 Technical Support Services Vogins Technology (Shanghai) Co., Ltd ("Vogins") USD ($)	Dec. 31, 2013 Technical Support Services Vogins Technology (Shanghai) Co., Ltd ("Vogins") CNY	Dec. 31, 2011 Technical Support Services Kuailefeng CNY	Dec. 31, 2011 Reseller Right CNY	Jan. 31, 2011 Reseller Right Kuailefeng CNY	Dec. 31, 2011 Reseller Right Kuailefeng CNY
Related Party Transaction [Line Items]
Gain on bargain purchase of business	$ 1,595	9,654				$ 1,595	9,654
Technology service fee for game platform installation paid								160	968
Temporary funding provided to	741	4,483								741	4,483
Revenues on feature phone games					7,667									3,352	2,072	2,243						943	5,710	4,661	286	1,734	4,661	1,424	1,424	1,424
Temporary funding			4,104	4,551															4,104	4,551
Cost of sales																									100	603
Other income from the sale of inventories to related parties	1,985	12,013										390	2,359
Raw materials purchased on behalf by																					116
Raw materials purchased from																					658
Deemed dividend		38,014	30,616	30,278													$ 6,279	38,014	32,929	30,278